Supplement Dated August 14, 2026

AUGUSTAR LIFE INSURANCE COMPANY

AuguStar Variable Account A

Supplement to the Prospectuses and Updating Summary Prospectuses dated May 1, 2026 for the following variable annuity contracts (“Contracts”)

ONcore Flex ONcore Flex II ONcore Lite ONcore Lite III	ONcore Premier ONcore Premier II ONcore Select 4 ONcore Select 7	ONcore Ultra II ONcore Value ONcore Wealth Foundation 4 ONcore Wealth Foundation 7	ONcore Wrap ONcore Xtra ONcore Xtra II

Supplement to the Prospectuses dated May 1, 2019 and Notice Document dated May 1, 2026 for the following variable annuity contracts (“Contracts”)

Investar Vision/Top Spectrum Top 1	Top Explorer Top Plus	Top Tradition

AuguStar Variable Account B

Supplement to the Prospectuses dated May 1, 2019 and Notice Document dated May 1, 2026 for the following variable annuity contracts (“Contracts”)

Top 1	Top Plus	Top Tradition

AuguStar Variable Account D

Supplement to the Prospectuses dated May 1, 2019 and Notice Document dated May 1, 2026 for the following variable annuity contracts (“Contracts”)

Retirement Advantage

AuguStar Variable Account R

Supplement to the Prospectuses dated May 1, 2019 and Notice Document dated May 1, 2026 for the following variable life contracts (“Contracts”)

GP VUL Vari-Vest II	Vari-Vest IV Vari-Vest V	Vari-Vest Asset Builder Vari-Vest Survivor	Virtus VUL

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

National Security Variable Account N

Supplement to the Prospectuses dated May 1, 2019 and Notice Document dated May 1, 2026 for the following variable annuity contracts (“Contracts”)

NScore Flex NScore Lite	NScore Lite II NScore Lite III	NScore Premier NScore Premier II	NScore Value NScore Xtra	NScore Xtra II

The following supplements and amends the above mentioned Prospectuses, Updating Summary Prospectuses and Notice Documents. Please read this supplement and retain it for future reference.

Fund Subadviser Change:

There has been a subadviser change for the Nomura VIP Asset Strategy Series, effective June 15, 2026. In the row for the Nomura VIP Asset Strategy Series (Service Class), the subadviser information for the Fund is deleted and replaced with the following:

Subadvisers: Macquarie Investment Management Global Limited, Nomura Corporate Research and Asset Management Inc.

Corrections:

For the sole purpose of correcting typographical errors in certain Fund names:

•	References to the “LVIP ClearBridge Variable Dividend Strategy Portfolio” are deleted and replaced with corrected references to the “LVIP ClearBridge Dividend Strategy Portfolio.”
•	References to the “LVIP ClearBridge Variable Large Cap Value Portfolio” are deleted and replaced with corrected references to the “LVIP ClearBridge Large Cap Value Portfolio.”